Earnings per share - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 1,508	€ 982	€ 498
Basic weighted average number of shares in issue (million) (in shares)	457,000,000	456,000,000	455,000,000
Effect of dilutive potential shares (million) (in shares)	1,000,000	1,000,000	1,000,000
Diluted weighted average number of shares in issue (million) (in shares)	458,000,000	457,000,000	456,000,000
Basic earnings per share (in EUR per share)	€ 3.30	€ 2.15	€ 1.09
Diluted earnings per share (in EUR per share)	€ 3.29	€ 2.15	€ 1.09
Number of shares issued and fully paid (in shares)	457,106,453	456,235,032	454,645,510
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0	0